Not FDIC Insured May Lose Value No Bank Guarantee
325-Q1PH

Schedule of Investments
(unaudited)
Templeton Global Balanced Fund 2
Notes to Schedule of Investments 11

Templeton Global Investment Trust
Schedule of Investments (unaudited), March 31, 2023
Templeton Global Balanced Fund
Quarterly Schedule of Investments See Notes to Schedule of Investments.

.
a a Industry Shares a Value
a
Common Stocks 50.0%
China 3.1%
a
Alibaba Group Holding Ltd. ......... Broadline Retail 324,800 $ 4,113,727
Lenovo Group Ltd. ............... Technology Hardware, Storage & Peripherals 5,046,000 5,466,875
Prosus NV ..................... Broadline Retail 26,219 2,053,149
11,633,751
France 1.8%
Danone SA ..................... Food Products 78,812 4,904,194
a
Faurecia SE .................... Automobile Components 83,435 1,813,422
6,717,616
Germany 7.6%
adidas AG ...................... Textiles, Apparel & Luxury Goods 12,196 2,162,115
Bayer AG ...................... Pharmaceuticals 97,367 6,220,248
Bayerische Motoren Werke AG ...... Automobiles 20,164 2,210,049
Continental AG .................. Automobile Components 28,102 2,105,764
Deutsche Telekom AG ............. Diversified Telecommunication Services 177,010 4,289,557
Fresenius Medical Care AG & Co. KGaA Health Care Providers & Services 138,473 5,877,653
Infineon Technologies AG .......... Semiconductors & Semiconductor Equipment 56,040 2,301,400
Siemens AG .................... Industrial Conglomerates 23,704 3,840,318
29,007,104
Hong Kong 1.4%
AIA Group Ltd. .................. Insurance 187,000 1,961,123
Prudential plc, (GBP Traded) ........ Insurance 226,832 3,105,953
Prudential plc, (HKD Traded) ........ Insurance 26,600 359,411
5,426,487
Hungary 0.7%
Richter Gedeon Nyrt. ............. Pharmaceuticals 132,412 2,764,584
Japan 2.0%
Honda Motor Co. Ltd. ............. Automobiles 85,100 2,251,333
Mitsubishi Electric Corp. ........... Electrical Equipment 241,900 2,891,173
Sumitomo Mitsui Financial Group, Inc. . Banks 58,100 2,325,372
7,467,878
Netherlands 1.7%
SBM Offshore NV ................ Energy Equipment & Services 163,943 2,434,243
Shell plc ....................... Oil, Gas & Consumable Fuels 141,560 4,056,034
6,490,277
South Africa 0.0%
a,b,c
K2016470219 South Africa Ltd., A .... Broadline Retail 32,900,733 —
a,b,c
K2016470219 South Africa Ltd., B .... Broadline Retail 4,646,498 —
—
South Korea 1.8%
Samsung Electronics Co. Ltd. ....... Technology Hardware, Storage & Peripherals 141,926 6,993,344
Switzerland 1.7%
Adecco Group AG ................ Professional Services 175,731 6,401,359
Taiwan 0.8%
Taiwan Semiconductor Manufacturing
Co. Ltd. ...................... Semiconductors & Semiconductor Equipment 181,300 3,168,836
United Kingdom 5.5%
Barratt Developments plc .......... Household Durables 368,266 2,119,464

Templeton Global Investment Trust
Schedule of Investments (unaudited)
Templeton Global Balanced Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a Industry Shares a Value
a
Common Stocks
(continued)
United Kingdom (continued)
BP plc ......................... Oil, Gas & Consumable Fuels 679,989 $ 4,298,236
CK Hutchison Holdings Ltd. ......... Industrial Conglomerates 531,500 3,288,182
Imperial Brands plc ............... Tobacco 162,551 3,738,274
Persimmon plc .................. Household Durables 162,667 2,526,052
Unilever plc ..................... Personal Care Products 100,533 5,209,945
21,180,153
United States 21.9%
a
Alphabet, Inc., A ................. Interactive Media & Services 54,959 5,700,897
American Express Co. ............ Consumer Finance 19,614 3,235,329
Bank of America Corp. ............ Banks 102,349 2,927,181
Bath & Body Works, Inc. ........... Specialty Retail 47,345 1,731,880
Citigroup, Inc. ................... Banks 96,300 4,515,507
Comcast Corp., A ................ Media 109,756 4,160,850
a
Delta Air Lines, Inc. ............... Passenger Airlines 73,388 2,562,709
DuPont de Nemours, Inc. .......... Chemicals 55,237 3,964,359
a
DXC Technology Co. .............. IT Services 70,348 1,798,095
FedEx Corp. .................... Air Freight & Logistics 17,683 4,040,389
Fidelity National Information Services,
Inc. ......................... Financial Services 123,523 6,711,005
International Paper Co. ............ Containers & Packaging 54,778 1,975,295
Lithia Motors, Inc., A .............. Specialty Retail 8,790 2,012,295
LyondellBasell Industries NV, A ...... Chemicals 32,773 3,077,057
Medtronic plc ................... Health Care Equipment & Supplies 51,600 4,159,992
a
NCR Corp. ..................... Software 208,585 4,920,520
Paramount Global, B .............. Media 300,901 6,713,101
a
Salesforce, Inc. .................. Software 18,509 3,697,728
Stanley Black & Decker, Inc. ........ Machinery 47,190 3,802,570
Tapestry, Inc. ................... Textiles, Apparel & Luxury Goods 91,733 3,954,610
Target Corp. .................... Consumer Staples Distribution & Retail 20,813 3,447,257
Wells Fargo & Co. ................ Banks 122,392 4,575,013
83,683,639
Total Common Stocks (Cost $184,269,731) .....................................
190,935,028
Principal
Amount
*
a a a a a
Corporate Bonds 0.0%
South Africa 0.0%
b,d,e
K2016470219 South Africa Ltd. ,
Senior Secured Note, 144A, PIK, 3%,
1/06/23 ...................... Broadline Retail 2,851,217 —
Senior Secured Note, 144A, PIK, 8%,
1/06/23 ...................... Broadline Retail 2,929,327 EUR —
b,d,e
K2016470260 South Africa Ltd. , Senior
Secured Note , 144A, PIK, 25% ,
1/06/23 ...................... Broadline Retail 1,782,466 —
—
Total Corporate Bonds (Cost $4,389,520) .......................................
—

Templeton Global Investment Trust
Schedule of Investments (unaudited)
Templeton Global Balanced Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 35.5%
Brazil 2.5%
Brazil Notas do Tesouro Nacional ,
10%, 1/01/27 .................. 35,450,000 BRL $ 6,584,574
10%, 1/01/29 .................. 7,800,000 BRL 1,391,982
10%, 1/01/31 .................. 8,880,000 BRL 1,538,687
9,515,243
Colombia 3.8%
Colombia Government Bond, Senior
Bond, 9.85%, 6/28/27 ............ 83,000,000 COP 16,685
Colombia Titulos de Tesoreria ,
B, 10%, 7/24/24 ................ 1,615,000,000 COP 343,650
B, 6.25%, 11/26/25 .............. 11,079,000,000 COP 2,133,067
B, 7.5%, 8/26/26 ............... 41,638,500,000 COP 8,055,556
B, 5.75%, 11/03/27 .............. 7,652,000,000 COP 1,332,053
B, 6%, 4/28/28 ................. 3,265,000,000 COP 562,493
B, 7.75%, 9/18/30 .............. 4,739,000,000 COP 832,103
B, 7%, 3/26/31 ................. 1,931,200,000 COP 319,282
B, 7%, 6/30/32 ................. 4,490,000,000 COP 715,100
B, 6.25%, 7/09/36 .............. 1,017,000,000 COP 138,469
14,448,458
Dominican Republic 1.1%
e
Dominican Republic Government Bond ,
Senior Bond, 144A, 5.3%, 1/21/41 .. 2,030,000 1,587,422
Senior Bond, 144A, 6.4%, 6/05/49 .. 760,000 636,862
Senior Bond, 144A, 5.875%, 1/30/60 2,634,000 2,023,705
4,247,989
Ecuador 0.9%
e
Ecuador Government Bond ,
Senior Bond, 144A, 2.5%, 7/31/35 .. 6,275,000 2,118,178
Senior Bond, 144A, 1.5%, 7/31/40 .. 599,000 182,266
Senior Note, 144A, 5.5%, 7/31/30 .. 2,460,000 1,155,808
3,456,252
Egypt 1.4%
e
Egypt Government Bond ,
Senior Bond, 144A, 7.625%, 5/29/32 710,000 452,625
Senior Bond, 144A, 7.3%, 9/30/33 .. 1,620,000 998,876
Senior Bond, 144A, 8.5%, 1/31/47 .. 2,840,000 1,656,285
Senior Bond, 144A, 7.903%, 2/21/48 240,000 133,682
Senior Bond, 144A, 8.7%, 3/01/49 .. 200,000 117,555
Senior Bond, 144A, 8.875%, 5/29/50 780,000 462,315
Senior Bond, 144A, 8.75%, 9/30/51 . 2,210,000 1,297,659
Senior Bond, 144A, 7.5%, 2/16/61 .. 510,000 277,244
5,396,241
El Salvador 0.0%
†
e
El Salvador Government Bond, Senior
Bond, 144A, 7.65%, 6/15/35 ....... 100,000 47,524
Germany 0.6%
e
Bundesobligation, Reg S, 10/18/24 ... 547,000 EUR 569,150
e
Bundesrepublik Deutschland, Reg S,
6.25%, 1/04/24 ................ 536,000 EUR 596,038

Templeton Global Investment Trust
Schedule of Investments (unaudited)
Templeton Global Balanced Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Germany (continued)
e
Bundesschatzanweisungen, Reg S,
0.4%, 9/13/24 ................. 1,185,000 EUR $ 1,242,782
2,407,970
Ghana 1.1%
d
Ghana Government Bond ,
PIK, 8.35%, 2/16/27 ............. 5,424,076 GHS 411,984
PIK, 8.5%, 2/15/28 .............. 5,424,076 GHS 421,272
PIK, 8.65%, 2/13/29 ............. 5,384,374 GHS 409,186
PIK, 8.8%, 2/12/30 .............. 5,384,374 GHS 397,829
PIK, 8.95%, 2/11/31 ............. 4,847,871 GHS 351,359
PIK, 9.1%, 2/10/32 .............. 4,847,871 GHS 349,993
PIK, 9.25%, 2/08/33 ............. 4,847,871 GHS 347,886
PIK, 9.4%, 2/07/34 .............. 4,292,036 GHS 305,203
PIK, 9.55%, 2/06/35 ............. 4,292,036 GHS 302,906
PIK, 9.7%, 2/05/36 .............. 4,292,036 GHS 300,195
PIK, 9.85%, 2/03/37 ............. 4,292,036 GHS 299,809
PIK, 10%, 2/02/38 .............. 4,292,036 GHS 299,811
4,197,433
Hungary 2.0%
Hungary Government Bond ,
1%, 11/26/25 .................. 1,242,000,000 HUF 2,789,499
3%, 10/27/27 .................. 106,800,000 HUF 232,055
4.75%, 11/24/32 ................ 2,203,700,000 HUF 4,776,862
7,798,416
India 4.7%
India Government Bond ,
7.26%, 1/14/29 ................ 227,500,000 INR 2,780,561
Senior Bond, 7.26%, 8/22/32 ...... 664,300,000 INR 8,082,930
Senior Note, 7.1%, 4/18/29 ....... 577,200,000 INR 6,976,185
17,839,676
Indonesia 4.4%
Indonesia Government Bond ,
FR46, 9.5%, 7/15/23 ............ 3,321,000,000 IDR 224,084
FR70, 8.375%, 3/15/24 .......... 18,538,000,000 IDR 1,264,755
FR81, 6.5%, 6/15/25 ............ 50,707,000,000 IDR 3,393,881
FR86, 5.5%, 4/15/26 ............ 67,697,000,000 IDR 4,405,982
FR95, 6.375%, 8/15/28 .......... 28,742,000,000 IDR 1,920,373
f
FR96, 7%, 2/15/33 .............. 80,240,000,000 IDR 5,446,281
16,655,356
Malaysia 4.5%
Malaysia Government Bond ,
3.882%, 3/14/25 ................ 2,150,000 MYR 493,426
3.955%, 9/15/25 ................ 8,870,000 MYR 2,040,926
3.906%, 7/15/26 ................ 16,610,000 MYR 3,826,384
3.9%, 11/30/26 ................. 3,890,000 MYR 894,254
3.892%, 3/15/27 ................ 90,000 MYR 20,627
3.502%, 5/31/27 ................ 1,080,000 MYR 244,361
3.899%, 11/16/27 ............... 34,380,000 MYR 7,911,150
3.733%, 6/15/28 ................ 5,080,000 MYR 1,153,252

Templeton Global Investment Trust
Schedule of Investments (unaudited)
Templeton Global Balanced Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Malaysia (continued)
Malaysia Government Bond, (continued)
4.498%, 4/15/30 ................ 1,700,000 MYR $ 401,484
16,985,864
Mexico 1.2%
Mexican Bonos Desarr Fixed Rate ,
M, 7.5%, 5/26/33 ............... 76,820,000 MXN 3,888,557
M 20, Senior Bond, 8.5%, 5/31/29 .. 13,800,000 MXN 754,097
4,642,654
Mongolia 0.5%
e
Mongolia Government Bond ,
Senior Bond, 144A, 4.45%, 7/07/31 . 1,450,000 1,082,657
Senior Note, 144A, 5.125%, 4/07/26 . 200,000 177,500
Senior Note, 144A, 3.5%, 7/07/27 .. 1,000,000 800,000
2,060,157
South Korea 4.9%
Korea Treasury Bonds ,
1.375%, 9/10/24 ................ 5,035,400,000 KRW 3,751,408
3%, 9/10/24 ................... 745,000,000 KRW 567,903
2.375%, 3/10/27 ................ 14,740,000,000 KRW 10,915,470
Senior Note, 1.125%, 6/10/24 ...... 4,895,400,000 KRW 3,653,082
18,887,863
Sri Lanka 0.3%
e,g
Sri Lanka Government Bond ,
Senior Bond, 144A, 6.85%, 11/03/25 600,000 222,033
Senior Bond, 144A, 6.2%, 5/11/27 .. 1,600,000 576,331
Senior Bond, 144A, 6.75%, 4/18/28 . 200,000 72,009
Senior Bond, 144A, 7.85%, 3/14/29 . 200,000 71,993
Senior Note, 144A, 5.75%, 4/18/23 .. 200,000 72,015
Senior Note, 144A, 6.35%, 6/28/24 .. 400,000 144,979
1,159,360
Thailand 1.6%
Thailand Government Bond ,
0.75%, 9/17/24 ................ 54,930,000 THB 1,583,348
1%, 6/17/27 ................... 119,490,000 THB 3,360,382
Senior Note, 0.66%, 11/22/23 ...... 35,490,000 THB 1,031,275
5,975,005
Total Foreign Government and Agency Securities (Cost $147,805,956) ............
135,721,461
U.S. Government and Agency Securities 1.0%
United States 1.0%
U.S. Treasury Notes, 1.75%, 12/31/24 . 3,955,000 3,795,487
Total U.S. Government and Agency Securities (Cost $3,783,776) ..................
3,795,487

Templeton Global Investment Trust
Schedule of Investments (unaudited)
Templeton Global Balanced Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a Industry Shares a Value
a a a a a a
Escrows and Litigation Trusts 0.0%
a,b
K2016470219 South Africa Ltd., Escrow
Account ...................... 168,113 $ —
Total Escrows and Litigation Trusts (Cost $–) ...................................
—
Total Long Term Investments (Cost $340,248,983) ...............................
330,451,976
Short Term Investments 10.7%
a a
Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 6.6%
Brazil 1.2%
h
Brazil Letras do Tesouro Nacional ,
1/01/25 ...................... 27,940,000 BRL 4,512,162
Germany 0.5%
h
Germany Treasury Bills ,
e
Reg S, 9/20/23 ................. 322,000 EUR 344,603
e
Reg S, 10/18/23 ................ 1,474,000 EUR 1,573,773
1,918,376
Japan 4.9%
h
Japan Treasury Bills ,
4/10/23 ...................... 80,900,000 JPY 609,407
5/10/23 ...................... 520,000,000 JPY 3,918,003
6/19/23 ...................... 251,600,000 JPY 1,896,161
9/20/23 ...................... 901,200,000 JPY 6,794,848
10/20/23 ..................... 108,700,000 JPY 819,655
12/20/23 ..................... 101,000,000 JPY 761,691
2/20/24 ...................... 519,300,000 JPY 3,916,461
18,716,226
Total Foreign Government and Agency Securities (Cost $24,212,289) ..............
25,146,764
Shares
Money Market Funds 4.1%
United States 4.1%
i,j
Institutional Fiduciary Trust - Money
Market Portfolio, 4.371% ......... 15,649,464 15,649,464
Total Money Market Funds (Cost $15,649,464) ..................................
15,649,464
a a a a a
Total Short Term Investments (Cost $39,861,753 ) ................................
40,796,228
a a a
Total Investments (Cost $380,110,736) 97.2% ...................................
$371,248,204
Other Assets, less Liabilities 2.8% .............................................
10,622,900
Net Assets 100.0% ...........................................................
$381,871,104
a a a

Templeton Global Investment Trust
Schedule of Investments (unaudited)
Templeton Global Balanced Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

At March 31, 2023, the Fund had the following forward exchange contracts outstanding.
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Fair valued using significant unobservable inputs. See Note 5 regarding fair value measurements.
c
See Note 3 regarding restricted securities.
d
Income may be received in additional securities and/or cash.
e
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At March 31, 2023, the aggregate value of these securities was $20,693,869, representing 5.4% of net assets.
f
A portion or all of the security purchased on a delayed delivery basis.
g
Defaulted security or security for which income has been deemed uncollectible.
h
The security was issued on a discount basis with no stated coupon rate.
i
See Note 4 regarding investments in affiliated management investment companies.
j
The rate shown is the annualized seven-day effective yield at period end.
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Chilean Peso ...... JPHQ Buy 878,000,000 1,094,695 4/10/23 $ 9,334 $ —
Chilean Peso ...... JPHQ Sell 878,000,000 1,096,676 4/10/23 — (7,353)
Indian Rupee ...... HSBK Buy 130,568,000 1,567,857 4/10/23 20,659 —
Indian Rupee ...... HSBK Sell 130,568,000 1,587,549 4/10/23 — (966)
Chilean Peso ...... GSCO Buy 769,260,000 919,881 4/18/23 46,798 —
Chilean Peso ...... JPHQ Buy 764,848,911 932,970 4/20/23 28,014 —
Euro ............. BZWS Buy 1,316,000 1,386,028 4/25/23 42,870 —
Euro ............. BZWS Sell 1,316,000 1,461,675 4/25/23 32,776 —
Euro ............. DBAB Buy 3,667,000 3,871,411 4/25/23 110,177 —
Euro ............. DBAB Sell 3,667,000 3,655,904 4/25/23 — (325,684)
Norwegian Krone ... MSCO Buy 45,160,000 4,577,893 4/27/23 — (258,035)
Australian Dollar .... MSCO Buy 6,050,000 4,310,474 4/28/23 — (262,346)
Canadian Dollar .... HSBK Buy 4,808,000 3,603,077 5/03/23 — (44,093)
Canadian Dollar .... HSBK Sell 3,164,673 2,180,379 EUR 5/03/23 25,903 —
Canadian Dollar .... JPHQ Buy 8,994,000 6,588,712 5/03/23 68,838 —
Canadian Dollar .... JPHQ Sell 8,994,015 6,193,513 EUR 5/03/23 70,210 —
Euro ............. HSBK Sell 2,325,837 3,164,673 CAD 5/03/23 — (183,907)
Euro ............. JPHQ Buy 669,000 708,383 5/03/23 18,326 —
Euro ............. JPHQ Sell 669,000 670,606 5/03/23 — (56,102)
Euro ............. JPHQ Sell 6,610,282 8,994,016 CAD 5/03/23 — (522,930)
Australian Dollar .... CITI Buy 4,070,000 2,807,840 5/08/23 — (83,508)
Chilean Peso ...... JPHQ Buy 764,851,089 949,300 5/08/23 10,135 —
Australian Dollar .... DBAB Buy 4,070,000 2,819,737 5/09/23 — (95,299)
Chilean Peso ...... GSCO Buy 2,000,142,166 2,463,988 5/09/23 44,692 —
Chilean Peso ...... MSCO Buy 1,449,610,000 1,808,283 5/17/23 8,073 —
Australian Dollar .... DBAB Buy 4,563,000 3,156,090 5/22/23 — (100,099)
Australian Dollar .... JPHQ Buy 4,277,000 2,960,967 5/22/23 — (96,519)
South Korean Won .. MSCO Buy 3,386,000,000 2,620,398 5/22/23 — (21,061)
Euro ............. BZWS Buy 3,950,000 4,331,017 5/30/23 — (33,275)
Chinese Yuan ...... CITI Buy 30,403,810 4,417,810 6/07/23 29,444 —
Chinese Yuan ...... CITI Sell 30,403,810 4,472,542 6/07/23 25,287 —
Japanese Yen ...... BOFA Buy 853,112,100 6,420,411 6/15/23 75,022 —
Japanese Yen ...... DBAB Buy 1,110,438,260 8,278,827 6/15/23 175,838 —
Chinese Yuan ...... CITI Buy 19,903,590 2,931,525 6/21/23 — (16,794)
Chinese Yuan ...... CITI Sell 19,903,590 2,923,301 6/21/23 8,570 —
Japanese Yen ...... BOFA Buy 482,398,360 3,646,384 6/21/23 29,799 —
Japanese Yen ...... JPHQ Buy 251,863,750 1,898,924 6/21/23 20,438 —

Templeton Global Investment Trust
Schedule of Investments (unaudited)
Templeton Global Balanced Fund
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

At March 31, 2023, th e Fund had the following interest rate swap contracts outstanding.
Forward Exchange Contracts
(continued)
Currency
Counter-
party
a
Type Quantity
Contract
Amount*
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts (continued)
South Korean Won .. HSBK Buy 6,929,000,000 5,244,872 6/21/23 $ 83,862 $ —
Chilean Peso ...... JPHQ Buy 902,000,000 1,118,344 7/05/23 1,888 —
Indian Rupee ...... HSBK Buy 130,568,000 1,579,235 7/10/23 1,779 —
Canadian Dollar .... JPHQ Buy 2,771,610 2,077,295 7/19/23 — (22,920)
Chilean Peso ...... GSCO Buy 1,058,979,026 1,059,925 7/26/23 252,144 —
Mexican Peso ...... MSCO Buy 2,467,000 119,375 8/04/23 14,264 —
Mexican Peso ...... MSCO Sell 2,467,000 111,654 8/04/23 — (21,985)
Australian Dollar .... MSCO Buy 6,160,000 4,162,312 9/11/23 — (19,674)
Norwegian Krone ... DBAB Buy 40,861,000 3,907,339 9/11/23 23,648 —
Thai Baht ......... DBAB Buy 130,900,000 3,794,753 9/13/23 95,683 —
Japanese Yen ...... BNDP Buy 239,887,530 1,835,968 9/20/23 16,641 —
Mexican Peso ...... CITI Buy 6,638,000 316,631 10/23/23 37,348 —
Mexican Peso ...... CITI Sell 6,638,000 288,992 10/23/23 — (64,987)
Mexican Peso ...... MSCO Buy 7,426,000 326,882 9/03/24 49,134 —
Mexican Peso ...... MSCO Sell 7,426,000 315,711 9/03/24 — (60,306)
Total Forward Exchange Contracts ................................................... $1,477,594 $(2,297,843)
Net unrealized appreciation (depreciation) ............................................ $(820,249)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
Interest Rate Swap Contracts
Description
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount * Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts
Receive Fixed 4.422% . Annual
Pay Floating 1-day
SOFR ............ Annual 12/14/24 9,980,000 $ 22,594 $ — $ 22,594
Receive Fixed 4.416% . Annual
Pay Floating 1-day
SOFR ............ Annual 1/03/25 9,980,000 28,843 — 28,843
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 1.811% ... Annual 3/15/32 1,600,000 173,553 — 173,553
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 2.176% ... Annual 3/28/32 890,000 70,904 — 70,904
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 2.257% ... Annual 3/30/32 890,000 68,896 — 68,896
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 2.253% ... Annual 3/31/32 890,000 67,546 — 67,546
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 2.418% ... Annual 4/11/32 1,200,000 77,266 — 77,266
Receive Floating 1-day
SOFR ............ Annual

Templeton Global Investment Trust
Schedule of Investments (unaudited)
Templeton Global Balanced Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

See Abbreviations on page 1 5 .
Interest Rate Swap Contracts
(continued)
Description
Payment
Frequency
Counter-
party
Maturity
Date
Notional
Amount* Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts (continued)
Pay Fixed 2.463% ... Annual 4/18/32 580,000 $ 35,331 $ — $ 35,331
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 2.541% ... Annual 4/19/32 310,000 16,782 — 16,782
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 2.549% ... Annual 4/19/32 770,000 41,147 — 41,147
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 2.67% .... Annual 4/21/32 760,000 32,677 — 32,677
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 2.645% ... Annual 5/16/32 225,000 10,599 — 10,599
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 2.741% ... Annual 5/19/32 725,000 28,117 — 28,117
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 2.662% ... Annual 6/02/32 948,000 47,250 — 47,250
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 2.989% ... Annual 6/30/32 742,000 17,422 — 17,422
Receive Floating 1-day
SOFR ............ Annual
Pay Fixed 2.612% ... Annual 7/07/32 735,000 38,852 — 38,852
Total Interest Rate Swap Contracts ............................... $777,779 $ — $777,779
*
In U.S. dollars unless otherwise indicated.

Templeton Global Investment Trust

Quarterly Schedule of Investments
Notes to Schedule of Investments (unaudited)
Templeton Global Balanced Fund
1. Organization
Templeton Global Investment Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of three separate funds, one of which is included in this report (Fund). The
Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards
Codification Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Board has designated the Fund’s investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund’s administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities and derivative financial instruments listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time.
The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4
p.m. Eastern time on the date that the values of the foreign debt securities are determined.
Investments in open-end mutual funds are valued at the closing NAV.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund's pricing services use various techniques including industry standard option pricing models and proprietary discounted cash flow models to determine the fair value of those instruments. The Fund's net benefit or obligation under the derivative contract, as measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated

Templeton Global Investment Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Templeton Global Balanced Fund
(continued)
future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Fund’s business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At March 31, 2023, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Fund’s NAV is not calculated, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.
3. Restricted Securities
At March 31, 2023, investments in restricted securities, excluding securities exempt from registration under the Securities Act of 1933, were as follows:
Shares Issuer
Acquisition
Date Cost Value
Templeton Global Balanced Fund
32,900,733
a
K2016470219 South Africa Ltd., A ............... 2/08/13 - 2/01/17 $ 81,025 $ —
4,646,498
a
K2016470219 South Africa Ltd., B ............... 2/01/17 3,450 —
Total Restricted Securities (Value is —% of Net Assets) .............. $84,475 $—
a
The Fund also invests in unrestricted securities of the issuer, valued at $
0
as of March 31, 2023.
2. Financial Instrument Valuation
(continued)

Templeton Global Investment Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Templeton Global Balanced Fund
(continued)
4. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended March 31,
2023, the Fund held investments in affiliated management investment companies as follows:
5. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Templeton Global Balanced Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.371% $ 9,495,771 $ 39,751,936 $ (33,598,243) $ — $ — $ 15,649,464 15,649,464 $ 194,110
Total Affiliated Securities ... $9,495,771 $39,751,936 $(33,598,243) $— $— $15,649,464 $194,110

Templeton Global Investment Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Templeton Global Balanced Fund
(continued)
A summary of inputs used as of March 31, 2023, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
Level 1 Level 2 Level 3 Total
Templeton Global Balanced Fund
Assets:
Investments in Securities:
Common Stocks :
China ............................... $ — $ 11,633,751 $ — $ 11,633,751
France ............................... — 6,717,616 — 6,717,616
Germany ............................. — 29,007,104 — 29,007,104
Hong Kong ........................... — 5,426,487 — 5,426,487
Hungary ............................. — 2,764,584 — 2,764,584
Japan ............................... — 7,467,878 — 7,467,878
Netherlands ........................... — 6,490,277 — 6,490,277
South Africa ........................... — — —
a
—
South Korea .......................... — 6,993,344 — 6,993,344
Switzerland ........................... — 6,401,359 — 6,401,359
Taiwan ............................... — 3,168,836 — 3,168,836
United Kingdom ........................ — 21,180,153 — 21,180,153
United States .......................... 83,683,639 — — 83,683,639
Corporate Bonds ........................ — — —
a
—
Foreign Government and Agency Securities .... — 135,721,461 — 135,721,461
U.S. Government and Agency Securities ....... — 3,795,487 — 3,795,487
Escrows and Litigation Trusts ............... — — —
a
—
Short Term Investments ................... 15,649,464 25,146,764 — 40,796,228
Total Investments in Securities ........... $99,333,103 $271,915,101
b
$— $371,248,204
Other Financial Instruments:
Forward exchange contracts ............... $ — $ 1,477,594 $ — $ 1,477,594
Swap contracts ......................... — 777,779 — 777,779
Total Other Financial Instruments ......... $— $2,255,373 $— $2,255,373
Liabilities:
Other Financial Instruments:
Forward exchange contracts ................ $ — $ 2,297,843 $ — $ 2,297,843
Total Other Financial Instruments ......... $— $2,297,843 $— $2,297,843
a
Includes financial instruments determined to have no value at March 31, 2023.
b
Includes foreign securities valued at $107,251,389, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
5. Fair Value Measurements
(continued)

Templeton Global Investment Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
Templeton Global Balanced Fund
(continued)
Abbreviations
Counterparty
BNDP
BNP Paribas SA
BOFA
Bank of America Corp.
BZWS
Barclays Bank plc
CITI
Citibank NA
DBAB
Deutsche Bank AG
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
Selected Portfolio
PIK
Payment-In-Kind
SOFR
Secured Overnight Financing Rate
Currency
BRL
Brazilian Real
CAD
Canadian Dollar
COP
Colombian Peso
EUR
Euro
GBP
British Pound
GHS
Ghanaian Cedi
HKD
Hong Kong Dollar
HUF
Hungarian Forint
IDR
Indonesian Rupiah
INR
Indian Rupee
JPY
Japanese Yen
KRW
South Korean Won
MXN
Mexican Peso
MYR
Malaysian Ringgit
NOK
Norwegian Krone
THB
Thai Baht
USD
United States Dollar
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.